UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    212-849-6700

Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York            November 14, 2008
----------------------        ------------------            --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $1,211,691
                                        (thousands)

List of Other Included Managers:

No.  13 F file Number         Name

1)   028-11651                Hoplite Partners, L.P.
2)   028-11652                Hoplite Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE SHARED     NONE
--------------                --------------    -----       -------   -------    --- ----   ----------   -----  ---- ------     ----
ADVANCE AUTO PARTS INC         COM             00751Y106   127,659     3,218,829 SH           SHARED     1, 2        3,218,829
AMAZON COM INC                 COM             023135106    64,240       882,900 SH           SHARED     1, 2          882,900
BERKSHIRE HATHAWAY INC DEL     CL A            084670108       262             2 SH           SHARED     1, 2                2
CSX CORP                       COM             126408103    80,898     1,482,448 SH           SHARED     1, 2        1,482,448
CTRIP COM INTL LTD             ADR             22943F100    19,527       505,756 SH           SHARED     1, 2          505,756
DAVITA INC                     COM             23918K108    49,171       862,500 SH           SHARED     1, 2          862,500
DICKS SPORTING GOODS INC       COM             253393102    19,683     1,005,269 SH           SHARED     1, 2        1,005,269
EXELON CORP                    COM             30161N101   105,884     1,690,900 SH           SHARED     1, 2        1,690,900
GOLDMAN SACHS GROUP INC        COM             38141G104    15,805       123,475 SH           SHARED     1, 2          123,475
HOVNANIAN ENTERPRISES INC      CL A            442487203    11,199     1,401,706 SH           SHARED     1, 2        1,401,706
KKR FINANICIAL HLDGS LLC       COM             48248A306    25,917     4,075,000 SH           SHARED     1, 2        4,075,000
LORILLARD INC                  COM             544147101    30,168       424,000 SH           SHARED     1, 2          424,000
MARRIOTT INTL INC NEW          CL A            571903202    68,716     2,633,825 SH           SHARED     1, 2        2,633,825
MBIA INC                       COM             55262C100     5,950       500,000     PUT      SHARED     1, 2          500,000
MSCI INC                       CL A            55354G100    82,517     3,438,175 SH           SHARED     1, 2        3,438,175
NATIONAL FINL PARTNERS CORP    COM             63607P208     6,649       443,266 SH           SHARED     1, 2          443,266
NVR INC                        COM             62944T105    34,934        61,073 SH           SHARED     1, 2           61,073
PHILIP MORRIS INTL INC         COM             718172109    41,630       865,500 SH           SHARED     1, 2          865,500
PRICELINE COM INC              COM NEW         741503403    63,613       929,600 SH           SHARED     1, 2          929,600
SANDRIDGE ENERGY INC           COM             80007P307    35,202     1,796,000 SH           SHARED     1, 2        1,796,000
SBA COMMUNICATIONS CORP        COM             78388J106   124,931     4,829,202 SH           SHARED     1, 2        4,829,202
SHERWIN WILLIAMS CO            COM             824348106    71,683     1,254,080 SH           SHARED     1, 2        1,254,080
VISA INC                       COM CL A        92826C839    69,582     1,133,435 SH           SHARED     1, 2        1,133,435
XTO ENERGY INC                 COM             98385X106    55,871     1,201,000 SH           SHARED     1, 2        1,201,000

SK 21787 0004 934975